Business Combination (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Business Combination (Details) [Line Items]
Business combination transaction costs (in Dollars) | $	$ 16,707
PIPE Investors [Member]
Business Combination (Details) [Line Items]
Business Combination gross proceeds (in Dollars) | $	$ 100,000
Sale of ordinary shares	10,000,000
Ordinary Share (in Dollars per share) | $ / shares	$ 10
Business Combination [Member]
Business Combination (Details) [Line Items]
Business Combination gross proceeds (in Dollars) | $	$ 118,288
Business Combination [Member] | Ordinary Shares [Member]
Business Combination (Details) [Line Items]
Ordinary shares issued	3,866,842
Business Combination [Member] | Warrant [Member]
Business Combination (Details) [Line Items]
Ordinary shares issued	10,735,680
Business Combination [Member] | Public Warrants [Member]
Business Combination (Details) [Line Items]
Ordinary shares issued	7,623,600
Business Combination [Member] | Private Warrants [Member]
Business Combination (Details) [Line Items]
Ordinary shares issued	3,112,080